Taxes payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current payables on social security and taxes other than income tax	R$ 491,051	R$ 1,012,116
Non-current payables on social security and taxes other than income tax	298,026	260,497
Other countries member
IfrsStatementLineItems [Line Items]
Payables on social security and taxes other than income tax	789,077	1,272,613
I p i member | Domestic member
IfrsStatementLineItems [Line Items]
Payables on social security and taxes other than income tax	74,219	131,290
I c m s member | Domestic member
IfrsStatementLineItems [Line Items]
Payables on social security and taxes other than income tax	218,179	485,302
P i s and c o f i n s member | Domestic member
IfrsStatementLineItems [Line Items]
Payables on social security and taxes other than income tax	20,406	33,516
Other [member] | Domestic member
IfrsStatementLineItems [Line Items]
Payables on social security and taxes other than income tax	103,549	46,117
Other [member] | Other countries member
IfrsStatementLineItems [Line Items]
Payables on social security and taxes other than income tax	222,464	346,817
Value added tax member | Other countries member
IfrsStatementLineItems [Line Items]
Payables on social security and taxes other than income tax	R$ 150,260	R$ 229,571